CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 986,594	$ 952,144	$ 769,961
Operating expenses:
Operating costs	570,905	566,390	474,609
Selling, general and administrative	182,253	179,301	158,169
Management fees	4,337
REIT conversion costs	101,964
Casualty loss	858	1,225	42,321
Preopening costs	340	408	55,287
Depreciation and amortization	130,691	125,289	105,561
Operating income (loss)	(4,754)	79,531	(65,986)
Interest expense, net of amounts capitalized	(58,582)	(74,673)	(81,426)
Interest income	12,307	12,460	13,124
Income from unconsolidated companies	109	1,086	608
Net gain on extinguishment of debt			1,299
Other gains and (losses)	22,251	(916)	(535)
Income (loss) before income taxes and discontinued operations	(28,669)	17,488	(132,916)
(Provision) benefit for income taxes	2,034	(7,420)	40,718
Income (loss) from continuing operations	(26,635)	10,068	(92,198)
Income (loss) from discontinued operations, net of taxes	(9)	109	3,070
Net income (loss)	$ (26,644)	$ 10,177	$ (89,128)
Income (loss) per share:
Income (loss) from continuing operations	$ (0.56)	$ 0.21	$ (1.95)
Income from discontinued operations, net of taxes	$ 0.00		$ 0.06
Net income (loss)	$ (0.56)	$ 0.21	$ (1.89)
Income (loss) per share - assuming dilution:
Income (loss) from continuing operations	$ (0.56)	$ 0.20	$ (1.95)
Income from discontinued operations, net of taxes	$ 0.00		$ 0.06
Net income (loss)	$ (0.56)	$ 0.20	$ (1.89)